Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff costs:
Wages and salaries	£ 866	£ 905	£ 746
Performance-related payments	160	160	157
Social security costs	112	111	93
Pensions costs - defined contribution plans	67	66	54
Pensions costs - defined benefit plans	35	81	32
Other share-based payments	7	3	10
Other personnel costs	41	50	45
Staff costs	1,288	1,376	1,137
Other administration expenses	693	809	1,011
Depreciation, amortisation and impairment	545	378	354
Total operating expenses before impairment losses, provisions and charges	£ 2,526	£ 2,563	£ 2,502